Deposits	12 Months Ended
Mar. 31, 2024
Deposits
15. Deposits
Deposits include demand deposits, which are non-interest-bearing,
and
savings and time deposits, which are interest-bearing. Deposits as of March 31, 2023 and March 31, 2024 were as follows:

	As of March 31,
	2023		2024		2024

	(In millions)
Interest-bearing:
Savings deposits	Rs.	5,624,911.4	Rs.	5,987,449.1	US$	71,843.6
Time deposits		10,472,547.9		14,700,957.1		176,397.4

Total interest-bearing deposits		16,097,459.3		20,688,406.2		248,241.0
Non-interest-bearing deposits		2,729,176.3		3,079,829.4		36,955.0

Total	Rs.	18,826,635.6	Rs.	23,768,235.6	US$	285,196.0

As of March 31, 2023 and March 31, 2024, time deposits of Rs. 7,121,444.9 million and Rs. 10,598,905.6 million, respectively, had a residual maturity of one year or less. The remaining deposits mature between one
and ten years.
As of March 31, 2023 and March 31, 2024, time deposits in excess of Rs.0.5 million aggregated Rs. 9,127,675.3 million and Rs. 12,777,915.1 million, respectively.
As of March 31, 2024, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2024
	(In millions)
Due to mature in the fiscal year ending March 31:
2025	Rs.	10,598,905.6	US$	127,176.7
2026		2,030,231.8		24,360.8
2027		972,634.2		11,670.7
2028		495,929.0		5,950.7
2029		365,318.4		4,383.5
Thereafter		237,938.1		2,855.0

Total	Rs.	14,700,957.1	US$	176,397.4